Interest Expense, Net of Amounts Capitalized (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of interest expense [Abstract]
Interest expense

		Year ended December 31,
		2022	2021	2020
	Note		US$ in millions
Interest costs
Senior Notes		$326	$331	$260
Bank borrowings		51	12	2
LVS Term Loan	26(a)(iii)	28	—	—
Lease liabilities		8	8	8
Amortization of deferred financing costs		24	23	17
Standby fee and other financing costs		9	13	13
		446	387	300
Less: interest capitalized		(2)	(14)	(21)
		$444	$373	$279